Certain Relationships and Related Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 04, 1988
TDS | UScellular
Related Party Transaction [Line Items]
TDS ownership percentage	82.00%
TDS | UScellular | Minimum
Related Party Transaction [Line Items]
TDS ownership percentage				90.00%
Sidley Austin LLP
Related Party Transaction [Line Items]
Legal expense	$ 9	$ 7	$ 5
TDS
Related Party Transaction [Line Items]
Billings to UScellular from TDS	$ 81	$ 82	$ 86